Liability related to right of use of assets - Summary of Long Term Debt Maturities (Detail) $ in Thousands, $ in Millions	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 101,246,574	$ 5,215	$ 71,021,868
2024
Disclosure of detailed information about borrowings [line items]
Long-term debt	7,958,375
2025
Disclosure of detailed information about borrowings [line items]
Long-term debt	10,209,699
2026
Disclosure of detailed information about borrowings [line items]
Long-term debt	20,897,718
2027
Disclosure of detailed information about borrowings [line items]
Long-term debt	14,326,772
2028
Disclosure of detailed information about borrowings [line items]
Long-term debt	17,580,798
2029 and thereafter
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 30,273,212